Long-Term Debt and Trust Preferred Securities - Fixed and Floating Rate Trust Preferred Securities (Detail) - Deutsche Bank AG - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024
Trust preferred Securities [Line items]
Fixed rate	[1]	€ 0	€ 0
Floating rate	[1]	283	287
Total trust preferred securities	[1]	€ 283	€ 287

[1]	Perpetual instruments, redeemable at specific future dates at the Group’s option